Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of inventories

	2025	2024
	US$m	US$m
(a) Inventories (current)
Products
Goods in transit	69	85
Finished stocks	186	135
Warehouse stores and materials	419	457
Carbon credits	19	7
	693	684
(b) Inventories (non-current)
Warehouse stores and materials	33	18
Carbon credits	255	195
	288	213